Revenue	12 Months Ended
Dec. 31, 2019
Revenue
Revenue

21    Revenue

The Company’s net revenue is as follows:

	2019	2018	2017
Educational content	625,150	407,599	277,596
Other	2,820	4,102	2,385
Deductions
Taxes	(275)	(264)	(154)
Returns and discounts	(54,858)	(30,456)	(35,445)
Net revenue	572,837	380,981	244,382

	2019			2018			2017
Segments	Core	Supplemental	Total	Core	Supplemental	Total	Core	Supplemental	Total
Type of goods or service
Educational content	432,663	137,516	570,179	299,203	77,940	377,143	216,661	25,425	242,086
Other	46	2,612	2,658	3,828	10	3,838	2,296	—	2,296
Total net revenue from contracts with customers	432,709	140,128	572,837	303,031	77,950	380,981	218,957	25,425	244,382
Timing of revenue recognition
Transferred at a point in time	432,709	140,128	572,837	303,031	77,950	380,981	218,957	25,425	244,382
Total net revenue from contracts with customers	432,709	140,128	572,837	303,031	77,950	380,981	218,957	25,425	244,382

The Company’s revenues from contracts with customers are all in Brazil.

The Company recognized impairment losses on trade receivables arising from contracts with customers, included under selling expenses in the statement of income (loss) of R$ 17,392, R$ 9,588 and R$ 5,227 for the years ended December 31, 2019, 2018 and 2017, respectively.

Revenues tax benefits

The Company is not subjected to the payment of the social integration program tax (Programa de Integração Social, or PIS) and the social contribution on revenues tax (Contribuição para o Financiamento da Seguridade Social, or COFINS) on the sale of books. The sale of printed and digital books is also exempt from the Brazilian municipal taxes and from the Brazilian value added tax (Imposto sobre Operações relativas à Circulação de Mercadorias e sobre Prestações de Serviços de Transporte Interestadual e Intermunicipal e de Comunicação, or ICMS).